Property, plant and equipment (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 1,569,906	$ 1,454,823
Changes
Additions	322,225	321,666
Disposals	(1)	(19)
Depreciation expense	(181,884)	(188,293)
Impairment	(9,563)	(49)
Deterioration	(9,563)
Increase (decrease) in foreign currency translation difference	78	(124)
Reclassifications	0	(39)
Other increases (decreases)	36,594	(15,731)
Decreases for classification as held for sale	(36)	(2,328)
Total changes	167,413	115,083
Closing balance	1,737,319	1,569,906
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	23,620	24,695
Changes
Additions	0	0
Disposals	0	0
Depreciation expense	0	0
Impairment		0
Deterioration	0
Increase (decrease) in foreign currency translation difference	22	(35)
Reclassifications	0	132
Other increases (decreases)	(27)	0
Decreases for classification as held for sale	(36)	(1,172)
Total changes	(41)	(1,075)
Closing balance	23,579	23,620
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	227,173	238,808
Changes
Additions	838	290
Disposals	0	0
Depreciation expense	(26,779)	(29,000)
Impairment		(49)
Deterioration	(23)
Increase (decrease) in foreign currency translation difference	29	(44)
Reclassifications	32,179	18,533
Other increases (decreases)	6,249	(209)
Decreases for classification as held for sale	0	(1,156)
Total changes	12,493	(11,635)
Closing balance	239,666	227,173
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	32,645	28,175
Changes
Additions	278	332
Disposals	0	0
Depreciation expense	(7,284)	(8,013)
Impairment		0
Deterioration	(21)
Increase (decrease) in foreign currency translation difference	0	(1)
Reclassifications	9,940	12,450
Other increases (decreases)	(140)	(298)
Decreases for classification as held for sale	0	0
Total changes	2,773	4,470
Closing balance	35,418	32,645
Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,686	2,892
Changes
Additions	0	0
Disposals	0	0
Depreciation expense	(692)	(683)
Impairment		0
Deterioration	0
Increase (decrease) in foreign currency translation difference	0	(1)
Reclassifications	886	478
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	194	(206)
Closing balance	2,880	2,686
Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,579	4,722
Changes
Additions	82	37
Disposals	0	0
Depreciation expense	(966)	(1,144)
Impairment		0
Deterioration	0
Increase (decrease) in foreign currency translation difference	1	(2)
Reclassifications	488	751
Other increases (decreases)	(1)	215
Decreases for classification as held for sale	0	0
Total changes	(396)	(143)
Closing balance	4,183	4,579
Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	420	513
Changes
Additions	33	43
Disposals	0	0
Depreciation expense	(126)	(161)
Impairment		0
Deterioration	0
Increase (decrease) in foreign currency translation difference	(1)	(2)
Reclassifications	133	0
Other increases (decreases)	0	27
Decreases for classification as held for sale	0	0
Total changes	39	(93)
Closing balance	459	420
Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	663	692
Changes
Additions	386	159
Disposals	0	0
Depreciation expense	(335)	(426)
Impairment		0
Deterioration	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	558	90
Other increases (decreases)	0	148
Decreases for classification as held for sale	0	0
Total changes	609	(29)
Closing balance	1,272	663
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	23,174	11,501
Changes
Additions	0	0
Disposals	0	0
Depreciation expense	(9,065)	(7,033)
Impairment		0
Deterioration	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	32,943	16,901
Other increases (decreases)	0	1,805
Decreases for classification as held for sale	0	0
Total changes	23,878	11,673
Closing balance	47,052	23,174
Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,359	4,980
Changes
Additions	429	492
Disposals	0	(2)
Depreciation expense	(1,242)	(1,158)
Impairment		0
Deterioration	(12)
Increase (decrease) in foreign currency translation difference	2	(1)
Reclassifications	548	1,284
Other increases (decreases)	(1)	(1,236)
Decreases for classification as held for sale	0	0
Total changes	(276)	(621)
Closing balance	4,083	4,359
Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	5,998	6,117
Changes
Additions	0	0
Disposals	0	0
Depreciation expense	(1,165)	(1,676)
Impairment		0
Deterioration	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	45	1,565
Other increases (decreases)	0	(8)
Decreases for classification as held for sale	0	0
Total changes	(1,120)	(119)
Closing balance	4,878	5,998
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	375,316	207,830
Changes
Additions	319,192	314,236
Disposals	0	0
Depreciation expense	0	0
Impairment		0
Deterioration	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	(203,412)	(140,104)
Other increases (decreases)	(4,751)	(6,646)
Decreases for classification as held for sale	0	0
Total changes	111,029	167,486
Closing balance	486,345	375,316
Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	869,273	923,898
Changes
Additions	987	6,077
Disposals	(1)	(17)
Depreciation expense	(134,230)	(138,999)
Impairment		0
Deterioration	(9,507)
Increase (decrease) in foreign currency translation difference	25	(38)
Reclassifications	125,692	87,881
Other increases (decreases)	35,265	(9,529)
Decreases for classification as held for sale	0	0
Total changes	18,231	(54,625)
Closing balance	887,504	869,273
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,750,602	4,450,037
Changes
Additions	322,225	321,666
Disposals	(33,198)	(878)
Increase (decrease) in foreign currency translation difference	144	(203)
Reclassifications	0	164
Other increases (decreases)	35,995	(17,576)
Decreases for classification as held for sale	(36)	(2,608)
Total changes	325,130	300,565
Closing balance	5,075,732	4,750,602
Gross carrying amount [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	23,620	24,695
Changes
Additions	0	0
Disposals	0	0
Increase (decrease) in foreign currency translation difference	22	(35)
Reclassifications	0	132
Other increases (decreases)	(27)	0
Decreases for classification as held for sale	(36)	(1,172)
Total changes	(41)	(1,075)
Closing balance	23,579	23,620
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	666,027	648,719
Changes
Additions	838	290
Disposals	0	0
Increase (decrease) in foreign currency translation difference	49	(72)
Reclassifications	32,179	18,526
Other increases (decreases)	5,996	0
Decreases for classification as held for sale	0	(1,436)
Total changes	39,062	17,308
Closing balance	705,089	666,027
Gross carrying amount [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	257,247	245,731
Changes
Additions	278	332
Disposals	(33,048)	(858)
Increase (decrease) in foreign currency translation difference	2	(4)
Reclassifications	9,940	12,456
Other increases (decreases)	(181)	(410)
Decreases for classification as held for sale	0	0
Total changes	(23,009)	11,516
Closing balance	234,238	257,247
Gross carrying amount [member] | Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	12,143	11,668
Changes
Additions	0	0
Disposals	0	0
Increase (decrease) in foreign currency translation difference	1	(2)
Reclassifications	886	477
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	887	475
Closing balance	13,030	12,143
Gross carrying amount [member] | Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	25,531	24,456
Changes
Additions	82	37
Disposals	(1)	0
Increase (decrease) in foreign currency translation difference	5	(9)
Reclassifications	488	745
Other increases (decreases)	(4)	302
Decreases for classification as held for sale	0	0
Total changes	570	1,075
Closing balance	26,101	25,531
Gross carrying amount [member] | Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	11,441	11,377
Changes
Additions	33	43
Disposals	0	0
Increase (decrease) in foreign currency translation difference	0	(3)
Reclassifications	133	0
Other increases (decreases)	0	24
Decreases for classification as held for sale	0	0
Total changes	166	64
Closing balance	11,607	11,441
Gross carrying amount [member] | Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	8,009	7,505
Changes
Additions	386	159
Disposals	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	558	89
Other increases (decreases)	(2)	256
Decreases for classification as held for sale	0	0
Total changes	942	504
Closing balance	8,951	8,009
Gross carrying amount [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	161,619	132,309
Changes
Additions	0	0
Disposals	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	32,943	16,901
Other increases (decreases)	0	12,409
Decreases for classification as held for sale	0	0
Total changes	32,943	29,310
Closing balance	194,562	161,619
Gross carrying amount [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	28,693	29,955
Changes
Additions	429	492
Disposals	0	(3)
Increase (decrease) in foreign currency translation difference	12	(6)
Reclassifications	548	1,289
Other increases (decreases)	(53)	(3,034)
Decreases for classification as held for sale	0	0
Total changes	936	(1,262)
Closing balance	29,629	28,693
Gross carrying amount [member] | Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	38,495	36,930
Changes
Additions	0	0
Disposals	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	45	1,565
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	45	1,565
Closing balance	38,540	38,495
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	375,316	207,830
Changes
Additions	319,192	314,236
Disposals	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	(203,412)	(140,104)
Other increases (decreases)	(4,751)	(6,646)
Decreases for classification as held for sale	0	0
Total changes	111,029	167,486
Closing balance	486,345	375,316
Gross carrying amount [member] | Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,142,461	3,068,862
Changes
Additions	987	6,077
Disposals	(149)	(17)
Increase (decrease) in foreign currency translation difference	53	(72)
Reclassifications	125,692	88,088
Other increases (decreases)	35,017	(20,477)
Decreases for classification as held for sale	0	0
Total changes	161,600	73,599
Closing balance	3,304,061	3,142,461
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(3,180,696)	(2,995,214)
Changes
Disposals	33,197	859
Depreciation expense	(181,884)	(188,293)
Impairment	(9,563)	(49)
Increase (decrease) in foreign currency translation difference	(66)	79
Reclassifications	0	(203)
Other increases (decreases)	599	1,845
Decreases for classification as held for sale	0	280
Total changes	(157,717)	(185,482)
Closing balance	(3,338,413)	(3,180,696)
Accumulated depreciation and amortisation [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0	0
Changes
Disposals	0	0
Depreciation expense	0	0
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	0
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	0	0
Closing balance	0	0
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(438,854)	(409,911)
Changes
Disposals	0	0
Depreciation expense	(26,779)	(29,000)
Impairment	(23)	(49)
Increase (decrease) in foreign currency translation difference	(20)	28
Reclassifications	0	7
Other increases (decreases)	253	(209)
Decreases for classification as held for sale	0	280
Total changes	(26,569)	(28,943)
Closing balance	(465,423)	(438,854)
Accumulated depreciation and amortisation [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(224,602)	(217,556)
Changes
Disposals	33,048	858
Depreciation expense	(7,284)	(8,013)
Impairment	(21)	0
Increase (decrease) in foreign currency translation difference	(2)	3
Reclassifications	0	(6)
Other increases (decreases)	41	112
Decreases for classification as held for sale	0	0
Total changes	25,782	(7,046)
Closing balance	(198,820)	(224,602)
Accumulated depreciation and amortisation [member] | Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(9,457)	(8,776)
Changes
Disposals	0	0
Depreciation expense	(692)	(683)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(1)	1
Reclassifications	0	1
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	(693)	(681)
Closing balance	(10,150)	(9,457)
Accumulated depreciation and amortisation [member] | Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(20,952)	(19,734)
Changes
Disposals	1	0
Depreciation expense	(966)	(1,144)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(4)	7
Reclassifications	0	6
Other increases (decreases)	3	(87)
Decreases for classification as held for sale	0	0
Total changes	(966)	(1,218)
Closing balance	(21,918)	(20,952)
Accumulated depreciation and amortisation [member] | Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(11,021)	(10,864)
Changes
Disposals	0	0
Depreciation expense	(126)	(161)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(1)	1
Reclassifications	0	0
Other increases (decreases)	0	3
Decreases for classification as held for sale	0	0
Total changes	(127)	(157)
Closing balance	(11,148)	(11,021)
Accumulated depreciation and amortisation [member] | Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(7,346)	(6,813)
Changes
Disposals	0	0
Depreciation expense	(335)	(426)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	1
Other increases (decreases)	2	(108)
Decreases for classification as held for sale	0	0
Total changes	(333)	(533)
Closing balance	(7,679)	(7,346)
Accumulated depreciation and amortisation [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(138,445)	(120,808)
Changes
Disposals	0	0
Depreciation expense	(9,065)	(7,033)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	0
Other increases (decreases)	0	(10,604)
Decreases for classification as held for sale	0	0
Total changes	(9,065)	(17,637)
Closing balance	(147,510)	(138,445)
Accumulated depreciation and amortisation [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(24,334)	(24,975)
Changes
Disposals	0	1
Depreciation expense	(1,242)	(1,158)
Impairment	(12)	0
Increase (decrease) in foreign currency translation difference	(10)	5
Reclassifications	0	(5)
Other increases (decreases)	52	1,798
Decreases for classification as held for sale	0	0
Total changes	(1,212)	641
Closing balance	(25,546)	(24,334)
Accumulated depreciation and amortisation [member] | Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(32,497)	(30,813)
Changes
Disposals	0	0
Depreciation expense	(1,165)	(1,676)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	0
Other increases (decreases)	0	(8)
Decreases for classification as held for sale	0	0
Total changes	(1,165)	(1,684)
Closing balance	(33,662)	(32,497)
Accumulated depreciation and amortisation [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0	0
Changes
Disposals	0	0
Depreciation expense	0	0
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	0
Other increases (decreases)	0	0
Decreases for classification as held for sale	0	0
Total changes	0	0
Closing balance	0	0
Accumulated depreciation and amortisation [member] | Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(2,273,188)	(2,144,964)
Changes
Disposals	148	0
Depreciation expense	(134,230)	(138,999)
Impairment	(9,507)	0
Increase (decrease) in foreign currency translation difference	(28)	34
Reclassifications	0	(207)
Other increases (decreases)	248	10,948
Decreases for classification as held for sale	0	0
Total changes	(143,369)	(128,224)
Closing balance	$ (2,416,557)	$ (2,273,188)